Property, Plant and Equipment, Net - Additional Information (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Property, Plant and Equipment [Abstract]
Depreciation expense	₨ 1,036,029	$ 15,976	₨ 679,698	₨ 318,411
Government grants received	₨ 0		₨ 16,900	₨ 11,700